Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with Related Parties

	December 31,	December 31,
	2010	2011

Balance Sheet
Due to related party – Cardiff	$-	$-671
Due to related party – Tri-Ocean Heidmar	-	-43
Due to related party – TMS Dry	-	-6,804
Due to related party- Total	-	-7,518
Due from related party – TMS Bulkers	-	19,579
Due from related party – TMS Tankers	-	6,324
Due from related party – Cardiff Marine	20,939	-
Due from related party – Sigma and Blue Fin pool	-	243
Due from related party- Total	20,939	26,146
Advances for vessels and drillships under construction - Cardiff/TMS Bulkers/TMS Tankers, for the year	5,321	8,484
Vessels, drilling rigs, drillships, machinery and equipment, net – Cardiff /TMS Tankers, for the year/period	430	9,195
Accounts payable and other current liabilities- Sigma Pool	-	111
Other current assets- Sigma and Blue Fin pool		3635
Other non-current assets- Sigma and Blue Fin pool	$0	$675
Other non-current assets - TMS Dry	0	4,140

		December 31

Statement of Operations	2009	2010	2011
Voyage Revenues – Sigma and Blue Fin pool	-	-	12655
Voyage expenses - Cardiff Marine Inc.	-5,437	-5,614	-
Voyage expenses - TMS Tankers	-	-	-158
Voyage expenses - TMS Bulkers	-	-	-4,420
Voyage expense - TMS Dry	-	-	-236
Gain on sale of assets - commisions - Cardiff Marine Inc.	-308	-772	-
Gain on sale of assets – commissions- TMS Bulkers	-	-	-1,166
Contract termination fees and forfeiture of vessel deposits	-25,350	-	-
General and administrative expenses:
- Consultancy fees – Fabiana Srvices S.A.	-2,802	-7,598	-
- Management fees - Cardiff Marine Inc	-17,941	-20,139	-
- Management fees - TMS Tankers	-	-	-2,293
- Management fees - TMS Bulkers	-	-	-26,771
Management fees – TMS Dry	-	-	-1,602
- Consultancy fees – Vivid	-	-1700	-5,958
- SOX fees – Cardiff Marine Inc	-3,056	-1,983	-
- Rent	-13	-12	-29
- Amortization of CEO stock based compensation	($37,804)	($24,009)	($26,447)

Contract Termination Fees And Forfeiture Of Vessel Deposits Table Textblock

Compensation to unrelated parties (a)	$23,855
Compensation to related parties (b)	25,350

Total cancellation fee	$49,205
(a) The fair value of the Company’s 6.5 million common shares issued to the third-party sellers was measured on March 6, 2009 (i.e., the date when the Company terminated the contracts in accordance with their terms) using the closing stock price of $3.67 per share or an aggregate fair value of $23,855.
(b) The fair value of the compensation to terminate the purchase commitment with the related parties on five of the nine vessels was $25,350, measured using the loss in value method (calculated as the difference between the total purchase consideration and the fair value of the five vessels using independent brokers’ valuations). A portion of such compensation was in the form of the Company’s warrants with a fair value of $5,392, which was determined using the Black-Scholes Model with the Company’s common shares as the underlying security.

Acquisition of Drillship Holdings

Fair value of assets and liabilities acquired
Cash equivalents	$248
Advances for rigs and drillships under construction	625,445
Short-term borrowings (Note 11)	(31,102)
Other current liabilities	(7,656)
Long-term debt (Note 11)	(228,810)

Total fair value of net assets	$358,125